Putnam New Jersey Tax Exempt Income Fund
The fund's portfolio
8/31/22 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.50% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (101.9%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.2%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/33	A+/F	$500,000	$535,382
5.00%, 10/1/32	A+/F	1,000,000	1,075,616

			1,610,998
American Samoa (0.4%)
American Samoa Econ. Dev. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/38	Ba3	500,000	528,117

			528,117
Colorado (0.9%)
Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5.50%, 11/15/38	Aa3	400,000	443,760
5.00%, 11/15/37	Aa3	700,000	752,138

			1,195,898
Delaware (2.3%)
DE River & Bay Auth. Rev. Bonds
5.00%, 1/1/40(FWC)	A1	1,865,000	2,049,967
5.00%, 1/1/38(FWC)	A1	410,000	453,339
5.00%, 1/1/35(FWC)	A1	400,000	447,951

			2,951,257
Guam (2.1%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	685,000	699,325
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Ba1	1,400,000	1,241,677
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 5.00%, 11/1/40	Ba1	450,000	453,721
Territory of GU, Intl. Arpt. Auth. Rev. Bonds, (Antonio B Won Pat Intl. Arpt. Auth.), Ser. A, 5.25%, 10/1/35	Baa2	265,000	260,080

			2,654,803
New Jersey (81.5%)
Atlantic City, G.O. Bonds, (Tax Appeal)
Ser. A, BAM, 5.00%, 3/1/42	AA	1,000,000	1,053,731
Ser. B, AGM, 5.00%, 3/1/37	AA	1,000,000	1,061,548
Atlantic Cnty., Impt. Auth. Lease Rev. Bonds, (Stockton U.), AGM
4.00%, 7/1/53	AA	600,000	560,334
4.00%, 7/1/47	AA	750,000	706,799
Camden Cnty., 144A Rev. Bonds, (Camden Prep, Inc.), 5.00%, 7/15/42	BBB-	1,180,000	1,185,089
Camden Cnty., Impt. Auth. Hlth. Care Rev. Bonds, (Cooper Hlth. Syst. Oblig. Group), 5.00%, 2/15/35	Baa1	250,000	253,361
Essex Cnty., Impt. Auth. Rev. Bonds, (Friends of TEAM Academy Charter School Oblig. Group), 4.00%, 6/15/56	BBB	1,500,000	1,243,085
Essex Cnty., Impt. Auth. 144A Rev. Bonds, (North Star Academy Charter School of Newark, Inc.), 4.00%, 7/15/40	BBB-	825,000	744,454
Garden State Preservation Trust Rev. Bonds
(Open Space & Farmland 2005), Ser. A, AGM, 5.75%, 11/1/28	AA	2,000,000	2,236,001
Ser. B, AGM, zero %, 11/1/24	AA	5,000,000	4,705,183
Hudson Cnty., Impt. Auth. Rev. Bonds, 3.00%, 10/1/35	AA	3,500,000	3,137,341
Hudson Cnty., Impt. Auth. Solid Waste Rev. Bonds, 4.00%, 1/1/35	AA	800,000	825,824
Monmouth Cnty., Impt. Auth. Rev. Bonds, Ser. B
4.00%, 12/1/37	Aaa	1,500,000	1,538,040
4.00%, 7/15/34	Aaa	1,250,000	1,292,043
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds, (RWJ Barnabas Hlth. Oblig. Group), 3.00%, 7/1/51	Aa3	1,750,000	1,304,662
NJ State G.O. Bonds, (Covid-19 Emergency), Ser. A, 4.00%, 6/1/31	A2	3,000,000	3,203,935
NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	950,000	975,261
(Paterson Charter School Science & Tech.), Ser. A, 6.00%, 7/1/32	BB	800,000	801,451
Ser. WW, 5.25%, 6/15/32 (Prerefunded 6/15/25)	A3	1,000,000	1,075,644
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	1,000,000	1,008,855
(Cranes Mill), 5.00%, 1/1/39	BBB+/F	1,250,000	1,286,797
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,750,000	1,871,814
Ser. AAA, 5.00%, 6/15/36	A3	550,000	576,246
Ser. DDD, 5.00%, 6/15/35	A3	1,800,000	1,892,489
(Provident Group-Rowan Properties, LLC), Ser. A, 5.00%, 1/1/35	B1	750,000	722,132
(Seeing Eye, Inc. (The)), 5.00%, 6/1/32	A	1,250,000	1,323,780
(Biomedical Research Fac.), Ser. A, 5.00%, 7/15/30	A3	1,000,000	1,057,825
Ser. B, 5.00%, 11/1/26	A3	3,000,000	3,238,531
(Middlesex Water, Co.), 4.00%, 8/1/59	A+	1,000,000	890,318
Ser. MMM, 4.00%, 6/15/36	A3	1,500,000	1,465,450
Ser. MMM, 4.00%, 6/15/35	A3	1,000,000	979,762
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A, 4.75%, 6/15/32	Baa2	1,000,000	1,000,569
NJ State Econ. Dev. Auth. School Rev. Bonds, (Foundation Academy Charter School), Ser. A
5.00%, 7/1/50	BBB-	1,000,000	1,001,165
5.00%, 7/1/38	BBB-	300,000	304,441
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa2	1,750,000	1,816,638
NJ State Edl. Fac. Auth. Rev. Bonds
(Stevens Inst. of Tech.), Ser. A, 5.00%, 7/1/35	BBB+	1,200,000	1,263,469
(Montclair State U.), Ser. B, 5.00%, 7/1/34	A2	500,000	529,073
(William Paterson U. of NJ (The)), Ser. C, AGM, 5.00%, 7/1/33	AA	225,000	251,707
(William Paterson U. of NJ (The)), Ser. C, AGM, 5.00%, 7/1/32	AA	175,000	197,123
5.00%, 7/1/30	A	607,000	637,210
Ser. A, 4.00%, 7/1/50	BBB+	3,000,000	2,739,399
(Seton Hall U.), Ser. C, AGM, 4.00%, 7/1/50	AA	250,000	238,501
(William Paterson U. of NJ (The)), Ser. C, AGM, 4.00%, 7/1/38	AA	265,000	257,660
(William Paterson U. of NJ (The)), Ser. C, AGM, 3.00%, 7/1/40	AA	275,000	221,149
(William Paterson U. of NJ (The)), Ser. C, AGM, 3.00%, 7/1/35	AA	200,000	174,928
(William Paterson U. of NJ (The)), Ser. C, AGM, 3.00%, 7/1/34	AA	125,000	111,073
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Peter's U. Hosp.), 5.75%, 7/1/37	Baa3	1,470,000	1,471,687
(U. Hosp. of NJ), Ser. A, AGM, 5.00%, 7/1/46	AA	500,000	511,594
(Barnabas Hlth. Oblig. Group), 5.00%, 7/1/43	Aa3	2,000,000	2,094,335
(Inspira Hlth. Oblig. Group), Ser. A, 5.00%, 7/1/42	A2	1,000,000	1,038,920
(St. Joseph's Hlth. Care Syst. Oblig. Group), 5.00%, 7/1/41	Baa3	2,015,000	2,037,631
(Princeton Hlth. Care Syst.), Ser. A, 5.00%, 7/1/39	AA	1,000,000	1,047,957
(Hackensack Meridian Hlth.), Ser. A, 5.00%, 7/1/35	AA-	800,000	846,658
(AHS Hosp. Corp.), Ser. A, 5.00%, 7/1/27	Aa3	25,000	25,059
(RWJBarnabas Hlth. Oblig. Group), Ser. A, 4.00%, 7/1/43	Aa3	500,000	484,328
(Valley Hlth. Syst. Obligated Group), 4.00%, 7/1/38	A	1,000,000	976,813
(Valley Hlth. Syst. Obligated Group), 4.00%, 7/1/36	A	1,000,000	986,058
NJ State Hlth. Care Fac. Fin. Auth. VRDN
(AHS Hosp. Corp.), Ser. B, 1.51%, 7/1/36	VMIG 1	6,200,000	6,200,000
(Virtua Hlth.), Ser. C, 0.92%, 7/1/43	A-1	5,265,000	5,265,000
NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds, (Single Family Hsg.), Ser. A, 4.50%, 10/1/48	Aa2	860,000	879,721
NJ State Tpk. Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/48	AA-	1,000,000	1,067,905
Ser. B, 5.00%, 1/1/40	AA-	1,000,000	1,069,767
Ser. G, 5.00%, 1/1/37	AA-	500,000	539,474
Ser. A, 5.00%, 1/1/35	AA-	1,000,000	1,059,594
Ser. E, 5.00%, 1/1/34	AA-	1,250,000	1,304,532
Ser. E, 5.00%, 1/1/33	AA-	200,000	218,925
NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Program), Ser. AA, 5.25%, 6/15/41	A3	2,000,000	2,062,113
(Trans. Program), Ser. AA, 5.25%, 6/15/32	A3	2,000,000	2,088,285
Ser. A, 5.00%, 12/15/34	A3	1,000,000	1,062,564
Ser. A, 5.00%, 12/15/33	A3	1,235,000	1,319,884
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	705,000	755,763
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	960,000	1,033,756
Ser. A, 4.00%, 12/15/39	A3	1,000,000	961,751
(Trans. Syst.), Ser. A, zero %, 12/15/33	A3	2,500,000	1,558,390
North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds, NATL
zero %, 12/15/27	Aa2	1,005,000	859,525
zero %, 12/15/26	Aa2	1,000,000	883,583
Rutgers State U. Rev. Bonds, Ser. M, 5.00%, 5/1/34	Aa3	1,000,000	1,066,618
Salem Cnty., Impt. Auth. Rev. Bonds, (Stand Up for Salem, Inc.), AGM
4.00%, 8/15/48	AA	400,000	366,652
4.00%, 8/15/42	AA	350,000	334,251
4.00%, 8/15/37	AA	525,000	524,518
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A, 5.00%, 11/1/45	BBB+	950,000	994,739
Sussex Cnty., Muni. Util. Auth. Rev. Bonds, (Waste Wtr. Facs.), Ser. B, AGM, zero %, 12/1/30	AA+	1,500,000	1,147,792
Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. B, 5.00%, 6/1/46	BB+	1,000,000	1,007,870
Ser. A, 5.00%, 6/1/35	A-	1,500,000	1,595,052
Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds, (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	1,495,000	1,497,513

			105,208,467
New York (10.3%)
Metro. Trans. Auth. Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A3	2,000,000	2,002,857
Port Auth. of NY & NJ Rev. Bonds
Ser. 93, 6.125%, 6/1/94	Aa3	5,000,000	5,236,285
Ser. 189, 5.00%, 5/1/45	Aa3	1,000,000	1,044,177
Ser. 217, 5.00%, 11/1/44	Aa3	2,000,000	2,140,609
Ser. 194, 5.00%, 10/15/41	Aa3	1,000,000	1,059,469
Ser. 207, 5.00%, 9/15/31	Aa3	550,000	591,446
Ser. 207, 5.00%, 9/15/30	Aa3	1,150,000	1,243,754

			13,318,597
Ohio (1.2%)
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Otterbein Homes Oblig. Group)
4.00%, 7/1/30	A	845,000	831,556
4.00%, 7/1/28	A	705,000	703,120

			1,534,676
Pennsylvania (1.7%)
Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. A
5.00%, 1/1/39	A1	750,000	795,163
5.00%, 1/1/38	A1	750,000	800,545
Delaware River, Joint Toll Bridge Comm. Rev. Bonds, Ser. A, 5.00%, 7/1/44	A1	500,000	546,265

			2,141,973
Virgin Islands (0.3%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/30	BB/P	330,000	347,366

			347,366

Total municipal bonds and notes (cost $135,112,582)			$131,492,152

SHORT-TERM INVESTMENTS (1.5%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 2.33%(AFF)	1,913,856	$1,913,856

Total short-term investments (cost $1,913,856)		$1,913,856
TOTAL INVESTMENTS

Total investments (cost $137,026,438)		$133,406,008

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2022 through August 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $128,990,574.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/22
	Short-term investments
	Putnam Short Term Investment Fund*	$3,297,661	$9,268,792	$10,652,597	$12,784	$1,913,856

	Total Short-term investments	$3,297,661	$9,268,792	$10,652,597	$12,784	$1,913,856
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	22.5%
	Transportation	21.7
	State debt	17.6
	Education	14.6
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	10.5%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$131,492,152	$—
Short-term investments	—	1,913,856	—

Totals by level	$—	$133,406,008	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com